Derivative warrant liabilities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Feb. 28, 2022	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance at derivative warrant liabilities	$ 4,800
Ending balance at derivative warrant liabilities		$ 4,800
Derivative Warrant Liabilities [Member]
IfrsStatementLineItems [Line Items]
Beginning balance at derivative warrant liabilities	2,149	551
Warrants issued	2,665	7,830
Fair value adjustment	(63)	(6,232)
Ending balance at derivative warrant liabilities	$ 4,751	$ 2,149